Quarterly Holdings Report
for

Fidelity Flex® Freedom Blend Funds

Fidelity Flex® Freedom Blend 2055 Fund

June 30, 2021

Z55-QTLY-0821
1.9884250.104

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.9%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	996	$19,183
Fidelity Series Commodity Strategy Fund (a)	884	4,921
Fidelity Series Large Cap Growth Index Fund (a)	695	12,231
Fidelity Series Large Cap Stock Fund (a)	684	13,540
Fidelity Series Large Cap Value Index Fund (a)	1,671	25,822
Fidelity Series Small Cap Opportunities Fund (a)	354	6,451
Fidelity Series Value Discovery Fund (a)	568	9,560
TOTAL DOMESTIC EQUITY FUNDS
(Cost $70,363)		91,708

International Equity Funds - 40.6%
Fidelity Series Canada Fund (a)	330	4,623
Fidelity Series Emerging Markets Fund (a)	217	2,645
Fidelity Series Emerging Markets Opportunities Fund (a)	885	23,760
Fidelity Series International Growth Fund (a)	552	10,789
Fidelity Series International Index Fund (a)	367	4,516
Fidelity Series International Small Cap Fund (a)	170	3,781
Fidelity Series International Value Fund (a)	962	10,748
Fidelity Series Overseas Fund (a)	790	10,769
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $55,666)		71,631

Bond Funds - 7.0%
Fidelity Series Corporate Bond Fund (a)	2	18
Fidelity Series Emerging Markets Debt Fund (a)	104	970
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	31	319
Fidelity Series Floating Rate High Income Fund (a)	21	190
Fidelity Series Government Bond Index Fund (a)	2	23
Fidelity Series High Income Fund (a)	117	1,118
Fidelity Series Inflation-Protected Bond Index Fund (a)	322	3,538
Fidelity Series International Credit Fund (a)	4	42
Fidelity Series Investment Grade Bond Fund (a)	2	26
Fidelity Series Investment Grade Securitized Fund (a)	2	17
Fidelity Series Long-Term Treasury Bond Index Fund (a)	638	5,342
Fidelity Series Real Estate Income Fund (a)	58	670
TOTAL BOND FUNDS
(Cost $12,268)		12,273

Short-Term Funds - 0.5%
Fidelity Series Government Money Market Fund 0.08% (a)(b)	257	257
Fidelity Series Short-Term Credit Fund (a)	16	165
Fidelity Series Treasury Bill Index Fund (a)	55	546
TOTAL SHORT-TERM FUNDS
(Cost $963)		968
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $139,260)		176,580
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$176,580

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$17,410	$1,322	$1,454	$--	$75	$1,830	$19,183
Fidelity Series Canada Fund	3,831	473	59	--	1	377	4,623
Fidelity Series Commodity Strategy Fund	4,390	250	313	--	17	577	4,921
Fidelity Series Corporate Bond Fund	16	1	--	--	--	1	18
Fidelity Series Emerging Markets Debt Fund	864	88	5	10	--	23	970
Fidelity Series Emerging Markets Debt Local Currency Fund	287	22	--	--	--	10	319
Fidelity Series Emerging Markets Fund	2,516	214	194	--	(1)	110	2,645
Fidelity Series Emerging Markets Opportunities Fund	22,641	1,607	1,555	--	--	1,067	23,760
Fidelity Series Floating Rate High Income Fund	170	19	--	2	--	1	190
Fidelity Series Government Bond Index Fund	20	3	--	--	--	--	23
Fidelity Series Government Money Market Fund 0.08%	410	25	178	--	--	--	257
Fidelity Series High Income Fund	1,001	95	2	13	--	24	1,118
Fidelity Series Inflation-Protected Bond Index Fund	3,159	322	15	--	--	72	3,538
Fidelity Series International Credit Fund	41	--	--	--	--	1	42
Fidelity Series International Growth Fund	9,385	935	382	--	27	824	10,789
Fidelity Series International Index Fund	3,933	446	69	--	1	205	4,516
Fidelity Series International Small Cap Fund	3,380	220	72	--	(1)	254	3,781
Fidelity Series International Value Fund	9,461	1,275	257	--	6	263	10,748
Fidelity Series Investment Grade Bond Fund	23	3	--	--	--	--	26
Fidelity Series Investment Grade Securitized Fund	15	2	--	--	--	--	17
Fidelity Series Large Cap Growth Index Fund	10,986	768	812	50	42	1,247	12,231
Fidelity Series Large Cap Stock Fund	12,011	877	229	--	15	866	13,540
Fidelity Series Large Cap Value Index Fund	22,946	2,004	316	--	1	1,187	25,822
Fidelity Series Long-Term Treasury Bond Index Fund	4,329	823	98	29	(11)	299	5,342
Fidelity Series Overseas Fund	9,437	997	427	--	14	748	10,769
Fidelity Series Real Estate Income Fund	602	37	1	1	--	32	670
Fidelity Series Short-Term Credit Fund	202	17	54	1	1	(1)	165
Fidelity Series Small Cap Opportunities Fund	5,815	567	96	--	17	148	6,451
Fidelity Series Treasury Bill Index Fund	652	84	190	--	--	--	546
Fidelity Series Value Discovery Fund	8,477	760	155	--	4	474	9,560
Total	$158,410	$14,256	$6,933	$106	$208	$10,639	$176,580

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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